CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 18,916	$ 46,448
Accounts receivable, net	34,749	35,225
Inventory	11,903	10,493
Prepaid expenses and other current assets	50,417	771
Total Current Assets	115,985	92,937
OTHER ASSETS:
Property, plant and equipment, net	82,257	91,123
Security deposit	8,977	8,977
Total Other Assets	91,234	100,100
TOTAL ASSETS	207,219	193,037
CURRENT LIABILITIES:
Convertible note payable, net of discount	24,219	0
Accounts payable	250,684	164,906
Accrued expenses	153,958	104,402
Accrued compensation	178,278	511,855
Total Current Liabilities	607,139	781,163
LONG-TERM LIABILITIES:
Convertible note payable, net of discount	0	92,917
Total Long-term Liabilities	0	92,917
Total Liabilities	607,139	874,080
SHAREHOLDERS' DEFICIT:
Common stock: $0.001 par value, 100,000,000 shares authorized; 58,953,638 and 45,717,635 issued and outstanding at March 31, 2018 and December 31, 2017, respectively	58,953	45,717
Additional paid-in capital	24,682,531	22,127,796
Accumulated deficit	(25,141,404)	(22,854,556)
Total Shareholders'' Deficit	(399,920)	(681,043)
Total Liabilities and Shareholders'' Deficit	$ 207,219	$ 193,037